Income taxes - Reconciliation of statutory tax rate to effective tax rate (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income/(loss) before tax	$ 3,518	$ 4,540	$ 3,288	$ 8,059	$ 7,332	$ 13,420
Income tax expense	$ (2,298)	$ (3,255)	$ (1,852)	$ (5,553)	$ (4,832)	$ (8,822)
Effective tax rate	65.30%	71.70%	56.30%	68.90%	65.90%	65.70%
Recognition of previously unrecognised deferred tax assets				$ 350